CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 54,300	$ 15,890
Cost of revenues	42,418	7,081
Gross profit before fair value adjustments	11,882	8,809
Fair value adjustments:
Unrealized change in fair value of biological assets	7,210	11,781
Realized fair value adjustments on inventory sold in the year	(8,796)	(10,122)
Total fair value adjustments	(1,586)	1,659
Gross profit after fair value adjustments	10,296	10,468
General and administrative expenses	32,219	11,549
Selling and marketing expenses	8,995	3,782
Share-based compensation	7,471	3,382
Total operating expenses	48,685	18,713
Profit (loss) from operating activities	(38,389)	(8,245)
Finance income	22,024	277
Finance expenses	(1,648)	(20,504)
Finance income (expense), net	20,376	(20,227)
Loss before income taxes	(18,013)	(28,472)
Income tax expense	505	262
Net Loss	(18,518)	(28,734)
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) on defined benefit plans	21	(30)
Exchange differences on translation to presentation currency	858	1,144
Total other comprehensive income that will not be reclassified to profit or loss in subsequent periods	879	1,114
Other comprehensive income that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operation	530	(124)
Total other comprehensive income that will be reclassified to profit or loss in subsequent periods	530	(124)
Total other comprehensive income	1,409	990
Total comprehensive loss	(17,109)	(27,744)
Net loss attributable to:
Equity holders of the Company	(17,763)	(28,698)
Non-controlling interests	(755)	(36)
Net Loss	(18,518)	(28,734)
Total comprehensive income (loss) attributable to:
Equity holders of the Company	(16,357)	(27,808)
Non-controlling interests	(752)	64
Total comprehensive loss	$ (17,109)	$ (27,744)
Net loss per share attributable to equity holders of the Company:
Basic (in dollars per share)	$ (0.31)	$ (0.74)
Diluted (in dollars per share)	$ (0.66)	$ (0.74)